Current Taxes and Deferred Taxes - Schedule of Deferred Taxes (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Deferred tax assets	$ 178,686	$ 140,685
Deferred tax liabilities	(471)	(26,354)
Net by geographic area	178,215	114,331
Chile [member]
Disclosure of geographical areas [line items]
Deferred tax assets	130,883	125,917
Deferred tax liabilities		(53)
Net by geographic area	130,883	125,864
United States [member]
Disclosure of geographical areas [line items]
Deferred tax assets	20,311	14,768
Net by geographic area	20,311	14,768
Colombia [member]
Disclosure of geographical areas [line items]
Deferred tax assets	27,492
Deferred tax liabilities	(471)	(26,301)
Net by geographic area	$ 27,021	$ (26,301)